Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in unaudited interim condensed consolidated statements of operations	Six-month period ended June 30, 2024	Six-month period ended June 30, 2025
Management fees	Management fees – related party	263,120	318,560
Brokerage commissions	Voyage expenses – related party	295,839	237,802
Superintendent fees	Vessels’ operating expenses – related party	18,000	6,500
Crew management fees	Vessels’ operating expenses – related party	49,167	60,000
Executive compensation	General and administrative expenses – related party	223,059	237,243
Rental expense	General and administrative expenses – related party	2,386	33,002
Commission – vessel purchased	Vessels, net	161,900	—
Interest expense	Interest expense – related parties	1,691,831	365,935